TOUCHSTONE STRATEGIC TRUST
Touchstone International Equity Fund (the “Fund”)
Supplement dated February 20, 2024 to the Prospectus, Summary Prospectus, and Statement of Additional Information dated October 27, 2023
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Change in Name, Sub-Adviser, Investment Goal, Benchmark and Investment Strategy and Reduction in Expenses of the Fund
At a meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”) held on February 15, 2024, Touchstone Advisors, Inc. (“Touchstone”) proposed, and the Board approved, the following changes to the Fund, which will take effect on or about April 30, 2024 (the “Effective Date”): a name change for the Fund to the Touchstone International Value Fund, the appointment of LSV Asset Management (“LSV”) as sub-adviser to the Fund, and the changes to the Fund's investment goal and principal investment strategies as detailed herein (together, the “Updates”). Josef Lakonishok, Menno Vermeulen, Puneet Mansharamani, Greg Sleight and Guy Lakonishok, each of LSV, will serve as the Fund's portfolio managers beginning on the Effective Date. The Updates do not require shareholder approval.
The Updates were proposed to and approved by the Board in advance of the pending retirement of the Fund’s portfolio manager from the Fund’s current sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”) on or about April 30, 2024. Accordingly, on the Effective Date, all references to Fort Washington, in the summary prospectus, prospectus, and Statement of Additional Information (“SAI”) will be deleted and replaced with LSV and all references to the Touchstone International Equity Fund will be deleted and replaced with Touchstone International Value Fund. As the sub-adviser, LSV will make investment decisions for the Fund and will also ensure compliance with the Fund's investment policies and guidelines. As of December 31, 2023, LSV managed approximately $96 billion in assets.
The following changes to the Fund's investment goal, 80% investment policy, principal investment strategies and benchmark will be made in connection with the Updates, which will take effect on the Effective Date:
	Current:	New (upon Effective Date):
Investment Goal:	Seeks growth of capital.	Seeks long-term growth of capital.
80% Investment Policy:
The Fund normally invests at least 80% of its assets in
equity securities. The Fund’s 80% policy is a
non-fundamental investment policy that can be
changed by the Fund upon 60 days’ prior written notice
to shareholders.

The Fund will invest, under normal circumstances, at
least 80% of its assets in value securities. For purposes
of this non-fundamental policy, the sub-adviser
considers “value” securities to be those issued by
companies whose securities, in accordance with the
sub-adviser’s proprietary quantitative investment
methodology described below, are out-of-favor
(undervalued) in the marketplace at the time of purchase
in light of factors such as the company’s earnings, book
value, revenues or cash flow. The Fund’s 80% policy is a
non-fundamental investment policy that can be
changed by the Fund upon 60 days’ prior written notice
to shareholders.

Principal Investment Strategies:
The Fund invests primarily in common stocks of
companies located in or that conduct their business
mainly in one or more foreign countries, which may
include emerging markets. The Fund will normally be
invested in ten or more foreign countries and may invest
up to 40% of its assets in any one country if Fort
Washington Investment Advisors, Inc., the Fund’s
sub-adviser (“Fort Washington”), feels that economic and
business conditions make it appropriate to do so. The
Fund focuses its investments on developed foreign
countries, but may invest up to 25% of its total assets in
emerging markets. It normally will have substantial
investments in European countries. Normally, at least
75% of the Fund’s total assets are invested in securities of

The Fund invests primarily in equity securities of
companies in non-U.S. developed and emerging market
countries. The equity securities in which the Fund invests
are mainly common stocks, but may also include
American Depositary Receipts (“ADRs”) and Global
Depositary Receipts (“GDRs” and, together with ADRs,
“Depositary Receipts”). Depositary Receipts are
certificates issued by a bank or trust company that
represent ownership of shares of a foreign issuer and
generally trade on an established market, in the United
States or elsewhere. Although the Fund may invest in
securities of companies of any size, the Fund generally
invests in companies with market capitalizations of $20
million or more at the time of purchase. The Fund

	Current:	New (upon Effective Date):

non-U.S. issuers selected by Fort Washington mainly for
their long-term capital growth prospects. The remaining
25% may be invested in companies organized in the
United States that have at least 50% of their assets
and/or revenues outside the United States. The Fund also
expects to purchase American Depositary Receipts
(“ADRs”) and Global Depositary Receipts (“GDRs”) in
bearer form, which are designed for use in non-U.S.
securities markets.Fort Washington employs a
fundamental, bottom up approach to building the Fund’s
international equity portfolio. The process starts with a
regular quantitative screening in order to narrow the
investable universe, which seeks to identify businesses
with high returns on capital, operating margins, and
strong cash flow generation. Stocks are then analyzed
based on the following five fundamental factors:
business quality, valuation, growth, management, and
balance sheet strength. The Fund generally may sell a
security when there is a deterioration of one or more of
the five factors described above or when the portfolio
manager identifies a more favorable investment
opportunity. The Fund may also sell a security to meet
redemptions or for tax management purposes.

considers a company to be a non-U.S. company if (i) the
company’s primary issue trades on a non-U.S. exchange;
or (ii) the company is organized, maintains its principal
place of business, or primarily generates its revenues
outside of the United States. In selecting securities for
the Fund, LSV Asset Management, the Fund’s sub-adviser
(“LSV”), focuses on companies whose securities, in LSV’s
opinion, are out-of-favor (undervalued) in the
marketplace at the time of purchase in light of factors
such as the company’s earnings, book value, revenues or
cash flow, but show signs of recent improvement. LSV
uses a quantitative investment model to make
investment decisions for the Fund. Any investment
decisions are generally made based on whether a buy or
sell signal is received from the quantitative investment
model. The investment model ranks securities based on
fundamental measures of value (such as the price-to-
earnings ratio) and indicators of near-term appreciation
potential (such as recent price appreciation). The
investment model selects stocks to buy from the
higher-ranked stocks and selects stocks to sell from those
whose rankings have decreased, subject to overall risk
controls.

Benchmark:	MSCI EAFE Index	MSCI All Country World Ex-U.S. Index
The Fund's current sub-adviser, Fort Washington, will continue to serve as sub-adviser until the Effective Date of the Updates. Upon the Effective Date of the Updates, the following principal risks will be added: Quantitative Strategy Risk and Value Investing Risk. These risk factors will be set forth in an updated summary prospectus and prospectus for the Fund.
Reduction in Expense Limitation for the Fund’s Shares Classes
Additionally, upon the Effective Date, Touchstone has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.26%, 1.89%, 0.89%, and 0.79% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through at least April 30, 2025. The Fund’s current contractual expense limitation is 1.36%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.
There will be no other changes to the Fund, other than those described herein. Shareholders of the Fund will receive an updated Summary Prospectus and Information Statement at a future date providing more information about the changes detailed herein.
* * * * *
Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.
P.O. Box 534467 Pittsburgh, PA 15253-4467
Ph: 800.543.0407 TouchstoneInvestments.com
Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group
Please retain this Supplement for future reference.

TSF-54BB-TST-SWRLX-S1-2402